CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional paid in capital USD ($)	Additional paid in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive (loss)/income USD ($)	Accumulated other comprehensive (loss)/income CNY	Treasury stock USD ($)	Treasury stock CNY	Retained earnings (Accumulated losses) USD ($)	Retained earnings (Accumulated losses) CNY	Non-controlling interests USD ($)	Non-controlling interests CNY
Beginning Balance at Dec. 31, 2010		2,665,201,876		13,832		1,542,089,341		164,586,834						958,511,869
Beginning Balance (in shares) at Dec. 31, 2010				95,078,242
Capital contribution from non-controlling interests holders		10,000,000														10,000,000
Share-based compensation charge		9,879,124				9,879,124
Repurchase of shares of the Company		(56,857,774)		(668)		(48,502,683)						(8,354,423)
Repurchase of shares of the Company (in shares)				(5,919,320)
Foreign currency translation adjustment		(134,611)								(134,611)
Unrealized gain on available-for-sale investment
Exercise of share options		3,759,081		36		3,759,045
Exercise of share options (in shares)				276,136
Appropriation to statutory reserves								14,397,530						(14,397,530)
Net income/(loss)attributable to JinkoSolar Holding Co., Ltd.		273,325,882												273,342,819		(16,937)
Ending Balance at Dec. 31, 2011		2,905,173,578		13,200		1,507,224,827		178,984,364		(134,611)		(8,354,423)		1,217,457,158		9,983,063
Ending Balance (in shares) at Dec. 31, 2011				89,435,058
Capital contribution from non-controlling interests holders		100,000														100,000
Share-based compensation charge		17,343,110				17,343,110
Repurchase of shares of the Company		(5,521,130)										(5,521,130)
Repurchase of shares of the Company (in shares)				(694,280)
Foreign currency translation adjustment		371,006								371,006
Unrealized gain on available-for-sale investment
Exercise of share options		160,861		2		160,859
Exercise of share options (in shares)				18,000
Appropriation to statutory reserves								56,894						(56,894)
Net income/(loss)attributable to JinkoSolar Holding Co., Ltd.		(1,543,816,018)												(1,542,422,068)		(1,393,950)
Ending Balance at Dec. 31, 2012		1,373,811,407		13,202		1,524,728,796		179,041,258		236,395		(13,875,553)		(325,021,804)		8,689,113
Ending Balance (in shares) at Dec. 31, 2012				88,758,778
Capital contribution from non-controlling interests holders
Disposition of non-controlling interests		799,637														799,637
Acquisition of non-controlling interests		(4,502,516)				(4,404,391)										(98,125)
Issuance of shares		411,730,717		2,149		411,728,568
Issuance of shares (in shares)				17,480,000
Share-based compensation charge		17,992,206				17,992,206
Foreign currency translation adjustment	1,088,694	6,590,629								6,590,629
Unrealized gain on available-for-sale investment	998,139	6,042,434								6,042,434
Exercise of share options		18,657,110		223		18,656,887
Exercise of share options (in shares)	1,812,852			1,812,852
Appropriation to statutory reserves								5,887,925						(5,887,925)
Net income/(loss)attributable to JinkoSolar Holding Co., Ltd.	31,301,843	189,491,964												188,011,825		1,480,139
Ending Balance at Dec. 31, 2013	$ 333,781,587	2,020,613,588	$ 2,573	15,574	$ 325,206,414	1,968,702,066	$ 30,548,125	184,929,183	$ 2,125,883	12,869,458	$ (2,292,078)	(13,875,553)	$ (23,605,052)	(142,897,904)	$ 1,795,722	10,870,764
Ending Balance (in shares) at Dec. 31, 2013			108,051,630